Goodwill (Detail) - USD ($) $ in Thousands	9 Months Ended	12 Months Ended
	Sep. 30, 2015	Dec. 31, 2014
Goodwill [Line Items]
Opening balance	$ 463,324	$ 357,523
Current period acquisitions (Note 3)	115,180	121,209
Prior period acquisitions	4,418
Foreign exchange movement	(7,544)	(15,408)
Closing balance	$ 575,378	$ 463,324